Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Related Parties

NOTE 10: RELATED PARTIES

As of September 30, 2021 and December 31, 2020, we had the following balances due from related parties:

	30-Sep-21	31-Dec-20
Dal Toro Holdings II, LLC	$38,887.00
Employees4Hire, LLC		$27,213.00
Greeen Wagon Holdings, LLC	$5,361,251.58	$360,703.00
Panorama Crest, LLC	$100,000.00
Stella Marina, LLC	$77,433.00
Sky High, LLC	$1,028,000.00
Total	$6,605,571.58	$387,916.00

(1)	Dal Toro Holdings II, LLC is one of the stockholders of the Company. The balances due from this related entity as of September 30, 2021 and December 31, 2020 are due on demand and bear no interest.

(2)	Employees4Hire, LLC is controlled by one of the stockholders of the Company and is used to lease employees to the Company. The balances due from this entity as of September 30, 2021 and December 30, 2020 are due on demand and bear no interest.

(3)	Green Wagon Holdings, LLC is an entity controlled by related parties of the Company that controls Green Wagon, LLC and Green Wagon Reno, LLC, entities that lease building space to the Company on a month to month basis. The balance due from this related entity includes balances paid for the Real Estate Purchase Options on the real estate located at 4145 Wagon Trail Avenue, Las Vegas, Nevada 89118, and 1085 S. Virginia Street, Reno, Nevada, which may be converted to loans from Mystic to Green Wagon, LLC and Green Wagon Reno, LLC. The balances due from this related entity as of, September 30, 2021 and December 31, 2020 are due on demand and bear no interest.

(4)	Panorama Crest, LLC is one of the stockholders of the Company. The balances due from this related entity as of September 30, 2021 and December 31, 2020 are due on demand and bear no interest.

(5)	Stella Marina, LLC is one of the stockholders of the company. The balance due from this related entity as of September 30, 2021 and December 31, 2020 are due on demand and bears no interest.

(6)	Sky Hi, LLC, is an entity controlled by related parties of the Company. Mystic leases the space for the City of Las Vegas Dispensary located at 6050 Sky Pointe Dr. Las Vegas, NV 89130 from Sky Hi, LLC. In accordance with the terms of the lease, as of September 30, 2021 Mystic paid $1,028,000 to Sky Hi, LLC, in exchange for an option to purchase the real estate for the City of Las Vegas Dispensary. See “Our Business – Real Estate Purchase Options” for a description of the Real Estate Purchase Options transactions.

NOTE 11: RELATED PARTIES

From time to time the Company is involved in transactions with related parties. The Company had the following balances due from (to) related parties as of December 31:

December 31,	2020	2019
Dal Taro Holdings II, LLC	-	35,818
Employees4Hire, LLC	27,213	(691,950)
Green Wagon Holdings, LLC	360,703	586,797
Ketores Holdings, LLC	-	(1,610,000)
Panorama Crest, LLC	-	(149,450)
Barracco Realty, LLC	-	(3,000)
Related Individual	-	(35,050)
	387,917	$(1,866,835)

Dal Toro Holdings II, LLC is one of the stockholders of the Company. The balances due to this related entity as of December 31, 2020 and 2019 are due on demand and bear no interest.

Employees4Hire, LLC are owned by related parties of the Company and are used to lease employees to the Company. The balances due to these related entities as of December 31, 2020 and 2019 are due on demand and bear no interest. During the year 2020, Employees4Hire, LLC were paid $1.1 million, of which $313,533 as a final reconciliation settlement.

Green Wagon Holdings, LLC is an entity controlled by related parties of the Company and leases building space to the Company on a month to month basis as further explained in Note 18. The balances due (to) from this related entity as of December 31, 2020 and 2019 are due on demand and bear no interest.

Ketores Holdings, LLC is one of the stockholders of the Company. The balances due to this related entity as of December 31, 2020 and 2019 are due on demand and bear no interest.

Panorama Crest, LLC is one of the stockholders of the Company. The balances due to this related entity as of December 31, 2020 and 2019 are due on demand and bear no interest.

Related individual is a family member of one of the stockholders of the Company. The balances due to the related individual as of December 31, 2019 began bearing interest in September 2018 at 10% per annum, with a maturity date of December 31, 2019. The balance due is fully paid off as of December 31st, 2020.